Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Feb. 28, 2017	Dec. 31, 2016
Accrued Expenses And Other Payables - Schedule Of Accrued Expenses And Other Payables Details
Accrued expenses	$ 43,291	$ 10,065
Other payable	4,442	4,298
Accrued expenses and other payables	$ 47,733	$ 14,363